Short-term investments (Tables)	12 Months Ended
Dec. 31, 2020
Short-term investments
Schedule of Short-term Investments

	December 31, 2019
	US$
	Fair		Unrealized
	value	Cost	loss in profit and loss
Level 1
Equity securities with readily determinable fair value	2,076,443	3,700,257	(1,623,814)
Level 3
Equity securities without readily determinable fair value	3,519,182	3,519,182	—
Total	5,595,625	7,219,439	(1,623,814)

	December 31, 2020
	US$
	Fair		Unrealized
	value	Cost	gain in profit and loss
Level 1
Equity securities with readily determinable fair value	6,108,322	2,049,344	4,058,978
Level 3
Equity securities without readily determinable fair value	2,807	29,884	(27,077)
Total	6,111,129	2,079,228	4,031,901